Financial Instruments fair value risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	€ 3,941	€ 6,136
Financial assets at amortised cost	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600
Financial assets at fair value through profit or loss
Financial assets	8,127	9,037
Financial liabilities
Lease liabilities	(1,326)	(1,486)
Derivatives	(452)	(594)
Other financial liabilities	(229)	(804)
Total financial liabilities	(28,278)	(32,053)	€ (29,622)
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	190	217
Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	871	822
At fair value
Financial assets
Cash and cash equivalents	3,941	6,136
Financial assets at amortised cost	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600
Financial assets at fair value through profit or loss
Financial assets	8,127	9,037
Financial liabilities
Bank loans and overdrafts	(233)	(521)
Bonds and other loans	(25,655)	(28,037)
Lease liabilities	(1,326)	(1,486)
Derivatives	(452)	(594)
Other financial liabilities	(229)	(804)
Total financial liabilities	(27,895)	(31,442)
At fair value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	190	217
At fair value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	871	822
Carrying value
Financial assets
Cash and cash equivalents	3,941	6,136
Financial assets at amortised cost	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600
Financial assets at fair value through profit or loss
Financial assets	8,127	9,037
Financial liabilities
Bank loans and overdrafts	(233)	(521)
Bonds and other loans	(26,038)	(28,648)
Lease liabilities	(1,326)	(1,486)
Derivatives	(452)	(594)
Other financial liabilities	(229)	(804)
Total financial liabilities	(28,278)	(32,053)
Carrying value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	190	217
Carrying value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 871	€ 822